Quarterly Financial Data (Unaudited)	12 Months Ended
Sep. 30, 2012
Quarterly Financial Data (Unaudited)

23. QUARTERLY FINANCIAL DATA (UNAUDITED)

	First Quarter Ended December 31, 2011	Second Quarter Ended March 31, 2012	Third Quarter Ended June 30, 2012	Fourth Quarter Ended September 30, 2012
	(in thousands, except per share amounts)
Year Ended September 30, 2012
Net sales	$352,473	$423,469	$461,660	$462,606
Gross profit	199,555	236,040	253,302	256,820
Net income	65,105	81,552	90,446	87,866
Net earnings per share—basic and diluted	$1.15	$1.51	$1.68	$1.63

	First Quarter Ended January 1, 2011	Second Quarter Ended April 2, 2011	Third Quarter Ended July 2, 2011	Fourth Quarter Ended September 30, 2011
	(in thousands, except per share amounts)
Year Ended September 30, 2011:
Net sales	$233,552	$304,307	$325,209	$342,953
Gross profit	127,146	157,874	183,149	193,016
Net income (loss) from continuing operations	(7,153)	36,697	58,368	64,313
Net income (loss) from discontinued operations	(205)	19,120	(2,088)	3,082

Net income (loss)	$(7,358)	$55,817	$56,280	$67,395

Net earnings (loss) per share from continuing operations—basic and diluted	$(0.19)	$0.69	$1.10	$1.20
Net earnings (loss) per share from discontinued operations—basic and diluted	—	0.35	(0.04)	0.06

Net earnings (loss) per share—basic and diluted	$(0.19)	$1.04	$1.06	$1.26